Summary of Significant Accounting Policies and Going Concern (Details) - Schedule of Level 3 Valuation Financial Instruments	12 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Level 3 Valuation Financial Instruments [Abstract]
Balance at beginning	$ 125,693
Change in fair market value of warrant	8,710
Surrender of warrants	(134,403)
Balance at ending